VARIABLE INTEREST ENTITIES (Details Textual)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 84,712,046	$ 12,796,768	¥ 60,054,462	¥ 42,728,277
Operating expenses	45,075,081	6,809,130	46,574,986	47,158,012
Net income (loss)	44,072,321	6,657,652	31,445,147	40,882,577
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Revenues	84,712,046	12,796,768	60,054,462	42,728,277
Operating expenses	22,441,733	3,390,092	18,074,743	31,590,843
Net income (loss)	¥ (22,734,249)	$ (3,434,280)	¥ (2,757,013)	¥ (25,481,256)